UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Global Dividend Opportunity Fund.

Date of reporting period: January 31, 2016

ITEM 1. INVESTMENTS

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 78.33%

Canada : 3.43%
Enbridge Incorporated (Energy, Oil, Gas & Consumable Fuels)	150,000	$5,190,000
Veresen Incorporated (Energy, Oil, Gas & Consumable Fuels)	1,075,000	6,123,563
		11,313,563

France : 4.61%
Vivendi SA (Consumer Discretionary, Media)	700,000	15,218,056

Germany : 3.56%
Deutsche Post AG (Industrials, Air Freight & Logistics)	480,000	11,633,668
Telefonica Deutschland Holding AG (Telecommunication Services, Diversified Telecommunication Services)	25,000	124,002
		11,757,670

Israel : 0.01%
Cellcom Israel Limited (Telecommunication Services, Wireless Telecommunication Services)	6,800	44,108

Italy : 18.63%
Enel SpA (Utilities, Electric Utilities)	3,750,000	15,396,301
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	50,000	725,606
Hera SpA (Utilities, Multi-Utilities)	5,000,000	14,034,411
Snam SpA (Utilities, Gas Utilities)	3,200,000	17,954,759
Terna SpA (Utilities, Electric Utilities)	2,500,000	13,397,466
		61,508,543

Spain : 5.49%
Endesa SA (Utilities, Electric Utilities)	100,000	1,935,926
Red Electrica Corporacion SA (Utilities, Electric Utilities)	200,000	16,192,788
		18,128,714

United Kingdom : 14.49%
National Grid plc (Utilities, Multi-Utilities)	250,000	3,522,174
Pennon Group plc (Utilities, Water Utilities)	450,000	5,703,903
Scottish & Southern Energy plc (Utilities, Electric Utilities)	700,000	14,524,541
Severn Trent plc (Utilities, Water Utilities)	250,000	7,845,257
United Utilities Group plc (Utilities, Water Utilities)	600,000	8,208,980
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	250,000	8,050,000
		47,854,855

United States : 28.11%
Ameresco Incorporated Class A (Industrials, Construction & Engineering)†	131,000	713,950
Armada Hoffler Properties Incorporated (Financials, REITs)	10,000	107,700
Ashford Hospitality Prime Incorporated (Financials, REITs)	302,100	3,320,079
CenturyLink Incorporated (Telecommunication Services, Diversified Telecommunication Services)	100,000	2,542,000
Chatham Lodging Trust (Financials, REITs)	600,000	11,316,000
CorEnergy Infrastructure Trust Incorporated (Financials, REITs)	18,000	284,400
Education Realty Trust Incorporated (Financials, REITs)	50,000	1,954,000
Endurance Specialty Holdings Limited (Financials, Insurance)	200,000	12,386,000
Equinix Incorporated (Financials, REITs)	2,427	753,753
Four Corners Property Trust Incorporated (Financials, REITs)	300,000	5,070,000
Frontier Communications Corporation (Telecommunication Services, Diversified Telecommunication Services)	2,000,000	9,100,000
Jernigan Capital Incorporated (Financials, REITs)	400,000	5,900,000
LBA Realty Fund II-WBP I LLC (Financials, REITs)	21,700	471,975
NorthStar Asset Management Group Incorporated (Financials, Capital Markets)	62,500	721,250
NorthStar Realty Europe Corporation (Financials, REITs)	22,916	216,327
NorthStar Realty Finance Corporation (Financials, REITs)	68,750	816,063
Physicians Realty Trust (Financials, REITs)	320,000	5,462,400
PNM Resources Incorporated (Utilities, Electric Utilities)	100,000	3,141,000
Preferred Apartment Communities Incorporated (Financials, REITs)	250,000	3,012,500

1

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name			Shares	Value
United States (continued)
Public Storage (Financials, REITs)			30,000	$759,900
SCANA Corporation (Utilities, Multi-Utilities)			50,000	3,147,500
Shenandoah Telecommunications Company (Telecommunication Services, Wireless Telecommunication Services)			400,000	9,192,000
Spark Energy Incorporated Class A (Utilities, Electric Utilities)			126,000	3,407,040
Summit Hotel Properties Incorporated (Financials, REITs)			397,833	4,038,005
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)			100,000	4,997,000
				92,830,842

Total Common Stocks (Cost $264,544,819)				258,656,351

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 0.29%

United States : 0.29%
BreitBurn Energy Partners LP (Energy, Oil, Gas & Consumable Fuels )	8.63%	10-15-2020	$5,680,000	951,400
Energy & Exploration Partners Incorporated (Energy, Oil, Gas & Consumable Fuels ) 144A(i)(s)	8.00	7-1-2019	5,000,000	5,000

Total Corporate Bonds and Notes (Cost $9,791,947)				956,400

	Dividend yield		Shares	Value

Preferred Stocks : 18.27%

Marshall Islands : 4.16%
Diana Shipping Incorporated (Industrials, Marine)	8.50		150,000	2,587,500
Navios Maritime Holdings Incorporated (Industrials, Marine)	8.63		59,000	310,930
Safe Bulkers Incorporated (Industrials, Marine)	8.00		50,000	412,500
Scorpio Bulkers Incorporated (Industrials, Marine)	7.50		105,000	1,165,500
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.75		40,000	759,600
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	7.50		223,707	5,268,300
Seaspan Corporation (Industrials, Marine)	6.38		63,600	1,507,320
Seaspan Corporation Series E (Industrials, Marine)	8.25		75,000	1,728,000
				13,739,650

Monaco : 0.14%
GasLog Limited Series A (Energy, Oil, Gas & Consumable Fuels)	8.75		25,000	472,500

United States : 13.97%
AmTrust Financial Services Incorporated (Financials, Insurance)	7.25		25,000	631,000
AmTrust Financial Services Incorporated (Financials, Insurance)	7.50		25,000	638,250
Arlington Asset Investment Corporation (Financials, Capital Markets)	6.63		110,000	1,964,600
Arlington Asset Investment Corporation (Financials, Capital Markets)	6.75		20,000	374,400
Baltimore Gas & Electric Company (Utilities, Electric Utilities)	6.97		50,165	5,050,988
Bank of America Corporation (Financials, Banks)	6.20		50,000	1,272,500
Breitburn Energy Partner Incorporated Series A (Energy, Oil, Gas & Consumable Fuels)	8.25		185,000	1,374,550
Citigroup Incorporated (Financials, Banks) %%	6.30		50,000	1,262,500
CoBank ACB (Financials, Banks)	6.13		24,170	2,267,448
Customers Bancorp Incorporated (Financials, Banks)	6.38		450	11,970
DTE Energy Company Series Z (Utilities, Multi-Utilities)	6.50		1,900	49,706
Eagle Point Credit Company Incorporated (Financials, Capital Markets)	7.00		25,000	608,750
Endurance Specialty Holdings Limited (Financials, Insurance)	6.35		25,000	656,250
Gastar Exploration Incorporated Series B (Energy, Oil, Gas & Consumable Fuels)	10.75		56,900	510,962
GreenHunter Resources Incorporated Series C (Energy, Energy Equipment & Services)	10.00		61,786	123,572
IBERIABANK Corporation (Financials, Banks) ±	5.38		50,000	1,265,000
Integrys Holding Incorporated (Utilities, Multi-Utilities) ±	5.76		200,000	5,206,260
Legacy Reserves LP Series A (Energy, Oil, Gas & Consumable Fuels) ±	8.00		29,500	118,295

2

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name		Dividend yield		Shares	Value
United States (continued)
Legacy Reserves LP Series B (Energy, Oil, Gas & Consumable Fuels) ±		8.00%		100,000	$331,000
Medley Capital Corporation (Financials, Capital Markets)		6.50		25,000	610,500
National General Holdings Corporation (Financials, Insurance)		7.63		50,000	1,200,500
PPL Capital Funding Incorporated Series B (Utilities, Electric Utilities)		5.90		25,000	649,000
Prospect Capital Corporation (Financials, Capital Markets)		6.25		25,000	518,225
Qwest Corporation (Telecommunication Services, Diversified Telecommunication Services)		6.63		55,000	1,363,450
Qwest Corporation (Telecommunication Services, Diversified Telecommunication Services)		7.00		31,000	794,220
Resource Capital Corporation (Financials, REITs) ±		12.80		15,000	252,750
Sotherly Hotels LP (Financials, REITs)		7.00		75,000	1,935,000
Sotherly Hotels LP (Financials, REITs)		8.00		245,000	6,255,169
THL Credit Incorporated (Financials, Capital Markets)		6.75		50,000	1,242,500
TravelCenters of America LLC (Consumer Discretionary, Specialty Retail)		8.00		25,000	592,000
TravelCenters of America LLC (Consumer Discretionary, Specialty Retail)		8.00		125,000	3,000,000
United States Cellular Corporation (Telecommunication Services, Wireless Telecommunication Services)		7.25		95,000	2,378,800
Vanguard Natural Resources LLC Series B (Energy, Oil, Gas & Consumable Fuels)		7.63		150,000	897,000
Vanguard Natural Resources LLC Series C (Energy, Oil, Gas & Consumable Fuels)		7.75		120,644	710,593
					46,117,708

Total Preferred Stocks (Cost $79,694,384)					60,329,858

			Expiration date

Rights : 0.00%

United States : 0.00%
Safeway Casa Ley Contingent Value Rights (Consumer Staples, Food & Staples Retailing)†(a)(i)			1-30-2019	750,000	1
Safeway PDC Contingent Value Rights (Consumer Staples, Food & Staples Retailing)†(a)(i)			1-30-2017	750,000	1

Total Rights (Cost $795,000)					2

Warrants : 0.00%

United States : 0.00%
GreenHunter Water LLC (Energy, Energy Equipment & Services)†(a)			12-31-2049	96,112	3,065

Total Warrants (Cost $0)					3,065

		Yield

Short-Term Investments : 1.79%

Investment Companies : 1.79%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##		0.40		5,919,576	5,919,576

Total Short-Term Investments (Cost $5,919,576)					5,919,576

Total investments in securities (Cost $360,745,726)*	98.68%				325,865,252
Other assets and liabilities, net	1.32				4,357,255

Total net assets	100.00%				$330,222,507

3

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
%%	The security is issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $359,476,563 and unrealized gains (losses) consists of:

Gross unrealized gains	$34,200,644
Gross unrealized losses	(67,811,955)

Net unrealized losses	$(33,611,311)

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Global Dividend Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2016, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Canada	$11,313,563	$0	$0	$11,313,563
France	0	15,218,056	0	15,218,056
Germany	0	11,757,670	0	11,757,670
Israel	0	44,108	0	44,108
Italy	0	61,508,543	0	61,508,543
Spain	0	18,128,714	0	18,128,714
United Kingdom	8,050,000	39,804,855	0	47,854,855
United States	92,830,842	0	0	92,830,842
Corporate bonds and notes	0	956,400	0	956,400
Preferred stocks
Marshall Islands	13,739,650	0	0	13,739,650
Monaco	472,500	0	0	472,500
United States	24,884,618	21,233,090	0	46,117,708
Rights
United States	2	0	0	2
Warrants
United States	0	3,065	0	3,065
Short-term investments
Investment companies	5,919,576	0	0	5,919,576

Total assets	$157,210,751	$168,654,501	$0	$325,865,252

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Global Dividend Opportunity Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Global Dividend Opportunity Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Global Dividend Opportunity Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 24, 2016

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	March 24, 2016